Impairment of non-financial assets (Details Narrative) - USD ($)				12 Months Ended
	Jun. 30, 2026	Apr. 28, 2026	Apr. 27, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 228,990,580			$ 228,990,580
Acquisitions price per share	$ 6.12	$ 10.17	$ 3.39	$ 10.17
Acquisition-related costs, description				Costs of disposal are estimated for each unit from the acquisition-related costs incurred by the Group on the acquisitions of 12 February 2026, allocated to each unit according to the complexity of its acquisition, at 1.03 percent of fair value for the VIS group, 0.27 percent for Vega and 0.23 percent for Connect Simple.
Impairment loss
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 51,843,343			$ 51,843,343
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,684,804			$ 1,684,804
Discount rate used in current estimate of value in use	2.06%			2.06%
Percent of fair value	3.60%			3.60%
Vega Group [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 82,609,428			$ 82,609,428
Amount by which unit's recoverable amount exceeds its carrying amount	$ 154,166			$ 154,166
Discount rate used in current estimate of value in use	0.20%			0.20%
Percent of fair value	0.50%			0.50%
Connect Simple [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 94,537,809			$ 94,537,809
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,379,748			$ 1,379,748
Discount rate used in current estimate of value in use	1.40%			1.40%
Percent of fair value	1.70%			1.70%